UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 144.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,189,243
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,297,731

		$2,486,974

Education — 30.4%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/46	$1,525	$1,759,347
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	1,665	1,873,275
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,189,922
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	899,406
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,000	1,147,560
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,150,240
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	105,354
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,200,978
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,488,173
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	859,365

		$12,673,620

Escrowed/Prerefunded — 14.1%
Boston, Prerefunded to 4/1/21, 4.00%, 4/1/24	$300	$331,155
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	40	41,509
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	100	103,773
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	648,419
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), Prerefunded to 10/1/17, 5.00%, 10/1/32	1,395	1,399,897
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	500	534,320
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	539,663
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,482,721
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	799,215

		$5,880,672

General Obligations — 9.0%
Danvers, 5.25%, 7/1/36	$885	$1,011,546
Lexington, 4.00%, 2/1/23	255	292,896
Plymouth, 5.00%, 5/1/31	345	389,105
Plymouth, 5.00%, 5/1/32	315	353,468

Security	Principal Amount (000’s omitted)	Value
Wayland, 5.00%, 2/1/33	$510	$569,634
Wayland, 5.00%, 2/1/36	770	858,396
Winchester, 5.00%, 4/15/36	245	275,157

		$3,750,202

Hospital — 26.9%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,117,470
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	205,634
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	617,909
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,421,013
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,117,920
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	699,162
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	615,051
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,312,511
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	544,225
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,188,765
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,033,166
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	948,185
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	367,927

		$11,188,938

Housing — 2.3%
Massachusetts Housing Finance Agency, 3.35%, 12/1/41	$1,000	$982,330

		$982,330

Industrial Development Revenue — 1.9%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$800,720

		$800,720

Insured-Education — 7.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,388,010
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,764,536

		$3,152,546

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$582,307

		$582,307

Insured-Escrowed/Prerefunded — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$335	$365,019

		$365,019

Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,341,320

		$1,341,320

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$820,643

		$820,643

Insured-Special Tax Revenue — 9.3%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$775	$937,579
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,408,188
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,296,750
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	229,807

		$3,872,324

Insured-Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$145	$151,905

		$151,905

Insured-Transportation — 0.7%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$315,838

		$315,838

Senior Living/Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$134,441
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	140,219
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	475,375

		$750,035

Special Tax Revenue — 7.1%
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46	$1,500	$1,766,100
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/41	1,000	1,176,430

		$2,942,530

Student Loan — 3.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$1,500	$1,495,425

		$1,495,425

Transportation — 10.4%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,617,030
Massachusetts Port Authority, 5.00%, 7/1/28	500	554,985
Massachusetts Port Authority, 5.00%, 7/1/34	670	735,392
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,447,900

		$4,355,307

Water and Sewer — 5.6%
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/29	$495	$538,515
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40	1,500	1,776,960

		$2,315,475

Total Tax-Exempt Municipal Securities — 144.6% (identified cost $55,313,267)		$60,224,130

Taxable Municipal Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value
Student Loan — 2.0%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$823,972

Total Taxable Municipal Securities — 2.0% (identified cost $736,349)		$823,972

Total Investments — 146.6% (identified cost $56,049,616)		$61,048,102

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.8)%		$(3,250,198)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (40.1)%		$(16,712,602)

Other Assets, Less Liabilities — 1.3%		$549,774

Net Assets Applicable to Common Shares — 100.0%		$41,635,076

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 17.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 6.4% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $1,416,314 or 3.4% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,974,056

Gross unrealized appreciation	$5,237,849
Gross unrealized depreciation	(73,803)

Net unrealized appreciation	$5,164,046

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$60,224,130	$—	$60,224,130
Taxable Municipal Securities	—	823,972	—	823,972
Total Investments	$—	$61,048,102	$—	$61,048,102

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017